Summary of Significant Accounting Policies (Details) - Schedule of foreign currency translation and transactions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Foreign Currency Translation And Transactions Abstract
Balance sheet items, except for equity accounts	6.3726%	6.525%
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	6.4508%	6.9042%	6.9088%